TAXES ON INCOME (Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Profit (loss) before income tax expense (benefit) as reported in the consolidated statements of comprehensive income	$ (3,701)	$ (2,567)	$ 1,244
Statutory tax rates	24.00%	25.00%	26.50%
Theoretical tax expense (benefit) calculated	$ (888)	$ (642)	$ 330
Other	574	(138)	36
Changed in liability for undistributed income of subsidiaries	29	37	38
Change in valuation allowance	(80)	(2,075)	(92)
Increase in capital loss for tax purposes	0	915
Change in effective on corporate tax rate	(49)	(17)
Changes in deferred tax of carryforward losses due to sale of investment in previously consolidated subsidiaries		492
Tax benefit (expense) arising from "Beneficiating and Preferred enterprises"	296	250	(109)
Foreign tax rate differential in subsidiaries	44	20	15
Total	814	(516)	(112)
Income tax expense (benefit)	$ (74)	$ (1,158)	$ (218)	$ (1,634)